Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,505,000.00
Previously Paid Amount	0.00
Total Fee Amount	842.82
Total Offset Amount	0.00
Net Fee	$ 842.82
Final Prospectus	true